Pro Forma Information (unaudited)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Pro Forma Information (unaudited)

17. Pro Forma Information (unaudited)

Pro forma shareholders’ equity (unaudited) is based upon the Company’s historical Parent Company equity as of December 31, 2017, and has been computed to give effect to the following pro forma adjustments:

•	the expected transfer to Apergy, upon the spin-off, of certain pension and retirement benefit related balances that were not included in Apergy’s historical combined financial statements;

•

the distribution of $700.0 million from Apergy to Dover immediately prior to the distribution using proceeds from the incurrence of $702.5 million of new indebtedness in connection with the separation;

•	expected tax liabilities for reimbursement to Dover under the tax matters agreement

•	the reclassification of Dover’s remaining net investment in Apergy to additional paid-in capital; and

•	the distribution of approximately 77.4 million shares of Apergy’s common stock at a par value of $0.01 per share